Fixed Assets and Construction in Progress - Summary of Fixed Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fixed assets, gross	$ 602,825	$ 163,578
Less accumulated depreciation	(206,370)	(134,450)
Fixed assets, net	396,455	29,128
Office Equipment [Member]
Fixed assets, gross	102,037	60,968
Website Development Costs [Member]
Fixed assets, gross	99,880	99,880
Furniture and Fixtures [Member]
Fixed assets, gross	27,066	2,730
Leasehold Improvements [Member]
Fixed assets, gross	$ 373,842